--------------------------------------------------------------------------------

                               John Hancock Funds

                                   Disciplined
                                     Growth
                                      Fund

                                  FINAL REPORT


                                December 5, 1997

--------------------------------------------------------------------------------

                  John Hancock Funds - Disciplined Growth Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - Disciplined Growth Fund

Statement of Assets and Liabilities
Final Report December 5, 1997* (Unaudited)

---------------------------------------------------------------------------------------------

Assets:
    Investments at value - Note C:
            Common stocks
              (cost-  $84,736,903)                                              $126,901,269
            Joint repurchase agreement
              (cost-  $12,428,000)                                                12,428,000
            Corporate savings account                                                  2,888
                                                                             ----------------
                                                                                 139,332,157

    Receivable for shares sold                                                        85,773
    Dividends receivable                                                             132,943
    Interest receivable                                                                1,879
    Foreign tax receivable                                                               518
    Other assets                                                                       4,162
                                                                             ----------------
                                                      Total Assets               139,557,432
                                                      ---------------------------------------
Liabilities:
    Payable for shares repurchased                                                    35,431
    Payable to John Hancock Advisers, Inc.
            and affiliates - Note B                                                   82,479
    Accounts payable and accrued expenses                                             43,589
                                                                             ----------------
                                                      Total Liabilities              161,499
                                                      ---------------------------------------
Net Assets:
    Capital paid-in                                                               98,454,730
    Accumulated net realized loss on investments                                  (1,218,313)
    Net unrealized appreciation of investments                                    42,164,993
    Accumulated net investment loss                                                   (5,477)
                                                                             ----------------
                                                      Net Assets                $139,395,933
                                                      =======================================

Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no par value)

    Class A -               $38,166,628 / 2,318,348                                   $16.46
    =========================================================================================
    Class B -              $101,229,305 / 6,305,496                                   $16.05
    =========================================================================================

Maximum Offering Price Per Share**

    Class A -              ($    16.46  x    105.26%)                                 $17.33
    =========================================================================================

* The net assets of the John Hancock Disciplined Growth Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Funds - Disciplined Growth Fund

Statement of Operations
For the Period November 1, 1997 to December 5, 1997* (Unaudited)

--------------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                 $151,951
   Interest                                                                    41,476
                                                                       ---------------
                                                                              193,427
                                                                       ---------------

   Expenses:
     Investment management fee - Note B                                        96,961
     Distribution and service fee - Note B
       Class A                                                                 10,562
       Class B                                                                 89,372
     Transfer agent fee - Note B                                               24,995
     Custodian fee                                                              4,000
     Financial services fee - Note B                                            2,284
     Registration and filing fees                                               1,125
     Printing                                                                     625
     Trustees' fees                                                               480
     Legal fees                                                                   100
                                                                       ---------------
                                                Total Expenses                230,504
                                                --------------------------------------
                                                Net Investment Loss           (37,077)
                                                --------------------------------------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments sold                                   (1,207,188)
   Change in net unrealized appreciation/depreciation
      of investments                                                       10,628,262
                                                                       ---------------
                                 Net Realized and
                                 Unrealized Gain on Investments             9,421,074
                                 -----------------------------------------------------
                                 Net Increase in Net Assets
                                 Resulting from Operations                 $9,383,997
                                 =====================================================

* The net assets of the John Hancock Disciplined Growth Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD
                                                                                     YEAR ENDED       NOVEMBER 1, 1997 TO
                                                                                     OCTOBER 31,       DECEMBER 5, 1997
                                                                                        1997             (UNAUDITED)**
                                                                               ---------------------  -------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                                     ($172,647)            ($37,077)
  Net realized gain on investments sold                                                  16,517,935           (1,207,188)
  Change in net unrealized appreciation/depreciation of investments                      10,036,060           10,628,262
                                                                               ---------------------  -------------------
      Net Increase in Net Assets Resulting from Operations                               26,381,348            9,383,997
                                                                               ---------------------  -------------------

Distributions to Shareholders:
  Distributions from net realized gain on investments sold
      Class A - ($1.7182 and $1.9030 per share, respectively)                            (3,141,926)          (3,970,550)
      Class B - ($1.7182 and $1.9030 per share, respectively)                           (10,186,413)         (10,806,752)
                                                                               ---------------------  -------------------
      Total Distributions to Shareholders                                               (13,328,339)         (14,777,302)
                                                                               ---------------------  -------------------

From Fund Share Transactions - Net: *                                                    (1,598,035)          12,019,289
                                                                               ---------------------  -------------------

Net Assets:
  Beginning of period                                                                   121,314,975          132,769,949
                                                                               ---------------------  -------------------
  End of period (including accumulated net investment loss
      of $5,477and $5,477, respectively)                                               $132,769,949         $139,395,933
                                                                               =====================  ===================

* Analysis of Fund Share Transactions:
                                                                                         FOR THE PERIOD
                                                     YEAR ENDED                       NOVEMBER 1, 1997 TO
                                                     OCTOBER 31,                        DECEMBER 5, 1997
                                                        1997                              (UNAUDITED)**
                                          ------------------------------------  -------------------------------------
                                                SHARES             AMOUNT             SHARES             AMOUNT
                                                ------             ------             ------             ------
CLASS A
  Shares sold                                      444,482         $6,976,511             17,714            $294,913
  Shares issued to shareholders
    in reinvestment of distributions               212,861          3,038,956            233,179           3,786,782
                                          -----------------  -----------------  -----------------  ------------------
                                                   657,343         10,015,467            250,893           4,081,695
  Less shares repurchased                         (410,838)        (6,487,188)           (27,905)           (489,158)
                                          -----------------  -----------------  -----------------  ------------------
  Net increase                                     246,505         $3,528,279            222,988          $3,592,537
                                          =================  =================  =================  ==================
CLASS  B
  Shares sold                                      408,644         $6,251,617             16,634            $235,440
  Shares issued to shareholders in
    reinvestment of distributions                  656,617          9,225,469            624,466           9,891,475
                                          -----------------  -----------------  -----------------  ------------------
                                                 1,065,261         15,477,086            641,100          10,126,915
  Less shares repurchased                       (1,331,002)       (20,603,400)           (98,892)         (1,700,163)
                                          -----------------  -----------------  -----------------  ------------------
  Net increase (decrease)                         (265,741)       ($5,126,314)           542,208          $8,426,752
                                          =================  =================  =================  ==================

** The net assets of the John Hancock Disciplined Growth Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     FOR THE PERIOD
                                                                                                                    NOVEMBER 1, 1997
                                                                      YEAR ENDED OCTOBER 31,                               TO
                                                ------------------------------------------------------------------- DECEMBER 5, 1997
                                                   1993           1994         1995           1996          1997       (UNAUDITED)
                                                   ----           ----         ----           ----          ----       -----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period           $10.99         $12.39       $12.02         $12.77        $15.56        $17.17
                                                 -------        -------      -------        -------       -------       -------
   Net Investment Income                            0.08(1)        0.10         0.08(1)        0.07(1)       0.06(1)         --(1,4)
   Net Realized and Unrealized Gain on
     Investments                                    1.34           0.07         1.29           2.82          3.27          1.19
                                                 -------        -------      -------        -------       -------       -------
     Total from Investment Operations               1.42           0.17         1.37           2.89          3.33          1.19
                                                 -------        -------      -------        -------       -------       -------
   Less Distributions:
   Dividends from Net Investment Income            (0.02)         (0.10)       (0.10)            --            --            --
   Distributions from Net Realized Gain on
     Investments Sold                                 --          (0.44)       (0.52)         (0.10)        (1.72)        (1.90)
                                                 -------        -------      -------        -------       -------       -------
     Total Distributions                           (0.02)         (0.54)       (0.62)         (0.10)        (1.72)        (1.90)
                                                 -------        -------      -------        -------       -------       -------
   Net Asset Value, End of Period                 $12.39         $12.02       $12.77         $15.56        $17.17        $16.46
                                                 =======        =======      =======        =======       =======       =======
   Total Investment Return at Net Asset
     Value (2)                                     12.97%          1.35%       12.21%         22.78%        23.63%         7.10%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)      $23,372        $23,292      $27,692        $28,760       $35,971       $38,167
   Ratio of Expenses to Average Net Assets          1.60%          1.53%        1.46%          1.47%         1.40%         1.31%(5)
   Ratio of Net Investment Income to Average
     Net Assets                                     0.64%          0.83%        0.69%          0.46%         0.38%         0.19%(5)
   Portfolio Turnover Rate                            71%            60%          65%            78%           58%            3%
  Average Broker Commission Rate (3)                  N/A            N/A          N/A       $0.0698       $0.0699        $0.0700

CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period           $10.97         $12.31       $11.95         $12.69        $15.35        $16.80
                                                 -------        -------      -------        -------       -------       -------
   Net Investment Income (Loss)                     0.02(1)        0.03         0.01(1)       (0.03)(1)     (0.05)(1)     (0.01)(1)
   Net Realized and Unrealized Gain on
     Investments                                    1.33           0.07         1.28           2.79          3.22          1.16
                                                 -------        -------      -------        -------       -------       -------
     Total from Investment Operations               1.35           0.10         1.29           2.76          3.17          1.15
                                                 -------        -------      -------        -------       -------       -------
   Less Distributions:
   Dividends from Net Investment Income            (0.01)         (0.02)       (0.03)            --            --            --
   Distributions from Net Realized Gain on
     Investments Sold                                 --          (0.44)       (0.52)         (0.10)        (1.72)        (1.90)
                                                 -------        -------      -------        -------       -------       -------
     Total Distributions                           (0.01)         (0.46)       (0.55)         (0.10)        (1.72)        (1.90)
                                                 -------        -------      -------        -------       -------       -------
   Net Asset Value, End of Period                 $12.31         $11.95       $12.69         $15.35        $16.80        $16.05
                                                 =======        =======      =======        =======       =======       =======
   Total Investment Return at Net Asset
   Value (2)                                       12.34%          0.78%       11.51%         21.89%        22.83%         7.01%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)      $93,853        $94,431      $86,178        $92,555       $96,799       101,229
   Ratio of Expenses to Average Net Assets          2.09%          2.10%        2.11%          2.17%         2.10%         1.96%(5)
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                             0.17%          0.25%        0.06%         (0.24%)       (0.31%)       (0.46%)(5)
   Portfolio Turnover Rate                            71%            60%          65%            78%           58%            3%
   Average Broker Commission Rate (3)                 N/A            N/A          N/A       $0.0698       $0.0699       $0.0700

      (1)Based on the average of the shares outstanding at the end of each month.
      (2)Assumes dividend reinvestment and does not reflect the effect of sales charges.
      (3)Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
      (4)Net investment income is less than $0.01 per share.
      (5)Annualized.
      (6)Not annualized.

                       See notes to financial statements.

Schedule of Investments
December 5, 1997

                                            NUMBER OF                MARKET
ISSUER, DESCRIPTION                          SHARES                   VALUE
-------------------                          ------                   -----

COMMON STOCKS
Advertising (1.31%)
Interpublic Group, Inc.                         39,200           $    1,832,600
                                                                   -------------

Banks - United States (5.56%)
First Tennessee National Corp.                  30,000                1,987,500
Mellon Bank Corp.                               35,000                2,051,875
Norwest Corp.                                   60,000                2,220,000
Regions Financial Corp.                         35,000                1,487,500
                                                                   -------------
                                                                      7,746,875
                                                                   -------------
Beverages (1.34%)
PepsiCo, Inc.                                   50,000                1,865,625
                                                                   -------------

Building (3.25%)
Clayton Homes, Inc.                            120,000                2,085,000
Masco Corp.                                     50,000                2,453,125
                                                                   -------------
                                                                      4,538,125
                                                                   -------------
Chemicals (3.86%)
Air Products & Chemicals, Inc.                  15,000                1,169,062
RPM, Inc.                                      100,000                1,962,500
Sigma-Aldrich Corp.                             60,000                2,242,500
                                                                   -------------
                                                                      5,374,062
                                                                   -------------
Computers (11.27%)
Automatic Data Processing, Inc.                 45,000                2,556,562
Cisco Systems, Inc.*                            30,000                2,681,250
Computer Sciences Corp.*                        15,000                1,275,938
Fiserv, Inc.*                                   45,000                2,154,375
Hewlett-Packard Co.                             25,000                1,690,625
Microsoft Corp.*                                20,000                2,862,500
Sun Microsystems, Inc.*                         60,000                2,493,750
                                                                   -------------
                                                                     15,715,000
                                                                   -------------
Containers (1.26%)
Bemis Co.                                       40,000                1,750,000
                                                                   -------------

                       See notes to financial statements.

                                            NUMBER OF                MARKET
ISSUER, DESCRIPTION                          SHARES                   VALUE
-------------------                          ------                   -----
Electronics (5.31%)
AMP, Inc.                                       45,000           $    2,047,500
Emerson Electric Co.                            30,000                1,700,625
General Electric Co.                            20,000                1,468,750
Grainger (W.W.), Inc.                           15,000                1,456,875
Parker-Hannifin Corp.                           15,000                  724,688
                                                                   -------------
                                                                      7,398,438
                                                                   -------------
Finance (1.91%)
Franklin Resources, Inc.                        27,000                2,659,500
                                                                   -------------
                                                                      2,659,500
                                                                   -------------
Food (3.91%)
Archer-Daniels-Midland Co.                      94,500                2,019,937
ConAgra, Inc.                                   46,000                1,710,625
Flowers Industries, Inc.                        85,000                1,721,250
                                                                   -------------
                                                                      5,451,812
                                                                   -------------
Furniture (1.73%)
Leggett & Platt, Inc.                           55,000                2,416,563
                                                                   -------------

Household (1.48%)
Newell Co.                                      50,000                2,065,625
                                                                   -------------

Insurance (8.44%)
AFLAC, Inc.                                     30,000                1,526,250
Chubb Corp.                                     24,000                1,824,000
General Re Corp.                                10,000                2,131,250
ReliaStar Financial Corp.                       72,200                2,757,137
Travelers Group, Inc.                           63,000                3,528,000
                                                                   -------------
                                                                     11,766,637
                                                                   -------------
Leisure (0.92%)
X-Rite, Inc.                                    68,500                1,275,813
                                                                   -------------

Linen Supply & Related (1.42%)
G & K Services, Inc. (Class A)                  50,000                1,975,000
                                                                   -------------

Machinery (3.47%)
Dover Corp.                                     40,000                2,772,500
Pentair, Inc.                                   55,000                2,069,375
                                                                   -------------
                                                                      4,841,875
                                                                   -------------
Media (2.66%)
Central Newspapers, Inc. (Class A)              30,000                2,124,375
Gannett Co., Inc.                               26,000                1,581,125
                                                                   -------------
                                                                      3,705,500
                                                                   -------------

                       See notes to financial statements.

                                            NUMBER OF                MARKET
ISSUER, DESCRIPTION                          SHARES                   VALUE
-------------------                          ------                   -----
Medical (10.82%)
Abbott Laboratories                             35,000           $    2,380,000
Baxter International, Inc.                      45,000                2,399,062
Johnson & Johnson                               28,500                1,857,844
Jones Medical Industries, Inc.                  67,300                2,347,088
Lilly (Eli) & Co.                               20,000                1,277,500
Medtronic, Inc.                                 40,000                2,080,000
SmithKline Beecham PLC, American
  Depositary Receipts (ADR)
   (United Kingdom)                             52,000                2,746,250
                                                                   -------------
                                                                     15,087,744
                                                                   -------------
Oil & Gas (4.94%)
Amoco Corp.                                     15,000                1,347,187
Chevron Corp.                                   19,000                1,505,750
Mobil Corp.                                     34,000                2,516,000
Repsol SA  (ADR) (Spain)                        35,000                1,511,563
                                                                   -------------
                                                                      6,880,500
                                                                   -------------
Retail (8.80%)
Arbor Drugs, Inc.                               60,000                1,672,500
Dayton Hudson Corp.                             30,000                2,175,000
Family Dollar Stores, Inc.                      90,000                2,610,000
Home Depot, Inc.                                60,000                3,585,000
Sysco Corp.                                     50,000                2,228,125
                                                                   -------------
                                                                     12,270,625
                                                                   -------------
Soap & Cleaning
  Preparations (1.53%)
Ecolab, Inc.                                    40,000                2,132,500
                                                                   -------------

Transport (0.04%)
C.H. Robinson Worldwide, Inc.*                   2,400                   54,600
                                                                   -------------

Utilities (5.81%)
Century Telephone Enterprises, Inc.             60,000                2,797,500
National Fuel Gas Co.                           30,000                1,361,250
Questar Corp.                                   45,000                1,788,750
SBC Communications, Inc.                        30,000                2,148,750
                                                                   -------------
                                                                      8,096,250
                                                                   -------------

                TOTAL COMMON STOCKS
                 (Cost $84,736,903)             (91.04%)            126,901,269
                                                                   -------------

                       See notes to financial statements.

                                                                  INTEREST      PAR VALUE
                                                                    RATE      (000s OMITTED)      MARKET VALUE
                                                                    ----      --------------      ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (8.91%)
Investment in a joint repurchase agreement
   transaction with Hong Kong & Shanghai Banking Corp. -
   Dated 12-05-97, Due 12-08-97 (Secured by
   U.S. Treasury Bonds, 6.875% thru 9.125%
   due 05-15-09 thru 08-15-25 and U.S. Treasury
   Notes, 5.625% thru 9.125% Due 05-15-99 thru 10-15-06) -
   Note A                                                            5.44%           $12,428       $12,428,000
                                                                                                 -------------

Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 4.95%                                                                                   2,888
                                                                                                 -------------
                                                TOTAL SHORT-TERM INVESTMENTS           (8.91%)      12,430,888
                                                                                                 -------------
                                                           TOTAL INVESTMENTS          (99.95%)    $139,332,157
                                                                                                 =============


*Non-Income producing security.
The pecentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

                        NOTES TO THE FINANCIAL STATEMENTS
                  JOHN HANCOCK FUNDS - DISCIPLINED GROWTH FUND
(UNAUDITED)
NOTE A --

ACCOUNTING POLICIES

John Hancock Investment Trust II (the "Trust")(formerly Freedom Investment Trust) is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consisted of three series: John Hancock Disciplined Growth Fund (the "Fund"), John Hancock Regional Bank Fund and John Hancock Financial Industries Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund was to achieve long-term growth of capital by investing only in established companies that have demonstrated both earnings growth and stability.

      The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bear distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

      On November 12, 1997 shareholders of the Fund approved a plan of reorganization between the Fund and the John Hancock Growth Fund ("Growth Fund") providing for the transfer of substantially all the assets and liabilities of the Fund to the Growth Fund in exchange solely for shares of beneficial interest of the Growth Fund. After this transaction and as of the close of business on December 5, 1997, the Fund was terminated The financial statements herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

    Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services, or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that were applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, the Fund has $1,207,188 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires October 31, 2005.

                        NOTES TO THE FINANCIAL STATEMENTS
                  JOHN HANCOCK FUNDS - DISCIPLINED GROWTH FUND

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities was recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund was made aware of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes which were accrued as applicable.

      The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enabled the Fund to participate with other Funds managed by the Advisor in an unsecured lines of credit with banks which permited borrowings up to $600 million, collectively. Interest was charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, was allocated among the participating Funds. The Fund had no borrowing activity for the period ended December 5, 1997.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $500,000,000.

      The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended December 5, 1997, net sales charges received with regard to sales of Class A shares amounted to $2,474. Of this amount, $351 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,440 was paid as sales commissions to unrelated broker-dealers and $683 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 5, 1997, the contingent deferred sales charges paid to JH Funds amounted to $7,834.

                        NOTES TO THE FINANCIAL STATEMENTS
                  JOHN HANCOCK FUNDS - DISCIPLINED GROWTH FUND

      In addition, to reimburse the JH Funds for the services they provided as distributors of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for their distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

      The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 5, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $627.

NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended December 5, 1997, aggregated $4,051,193 and $12,526,973 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended December 5, 1997.

      The cost of investments owned at December 5, 1997 (including the joint repurchase agreement) for federal income tax purposes was $97,176,028. Gross unrealized appreciation and depreciation of investments aggregated $42,250,406 and $97,165, respectively, resulting in net unrealized appreciation of $42,153,241.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended December 5, 1997, the Fund has reclassified amounts to reflect an increase in accumulated net realized loss on investments of $27 a decrease in accumulated net investment loss of $37,077 and a decrease in capital paid-in of $37,050. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 5, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                        NOTES TO THE FINANCIAL STATEMENTS
                  JOHN HANCOCK FUNDS - DISCIPLINED GROWTH FUND

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended December 5, 1997.

      The Fund designated a distribution to shareholders $13,549,623 as long-term capital gain dividends, of this amount $7,948,566 is a 28% rate gain distribution and $5,601,057 is a 20% rate gain distribution.

      With respect to the dividends paid by the fund for the fiscal year ended December 5, 1997, none qualify for the corporate dividends received deduction.